Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 10,708	$ 10,293
Set-off of tax	(10,708)	(10,293)
Net deferred tax assets	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(21,179)	(18,273)
Set-off of tax	10,708	10,293
Net deferred tax liabilities	(10,471)	(7,980)
Non-capital losses [Member]
Deferred tax assets are attributable to the following:
Deferred tax assets	10,708	8,604
Share issuance costs [Member]
Deferred tax assets are attributable to the following:
Deferred tax assets		1,657
Other [Member]
Deferred tax assets are attributable to the following:
Deferred tax assets		32
Long-term assets [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(4,983)	(1,275)
Biological assets [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(961)	(3,307)
Inventories [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(15,200)	(10,385)
Unsecured convertible debentures [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability		$ (3,306)
Other [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	$ (35)